Trade Receivables, Net	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables Text Block Abstract
TRADE RECEIVABLES, NET	NOTE 5 - TRADE RECEIVABLES, NET:
	December 31, 2021	December 31, 2020

Customers	971	1,122
Less expected credit loss	(464)	(405)
Total	507	717